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[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS PACE MONEY MARKET INVESTMENTS

SEMIANNUAL REPORT

JANUARY 31, 2003

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UBS PACE Money Market Investments

March 14, 2003

Dear Shareholder,

We present you with the semiannual report for UBS PACE Money Market Investments for the six months ended January 31, 2003.

During the review period ended January 31, 2003, the Portfolio returned 0.61% (before the deduction of the UBS PACE program fee; -0.15% after the deduction of the fee) versus the 90-Day U.S. T-Bill Index and the Lipper Money Market Funds Median, which returned 0.78% and 0.47%, respectively. (Returns over various time periods are shown in the table on page 3. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

MARKET REVIEW

As the reporting period began, economic growth took a step backwards as second quarter gross domestic product (GDP) came in at 1.3%, following a 5.0% increase during the first quarter of 2002. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending and waning consumer confidence all took their toll. Although the news improved somewhat during the third quarter of 2002--with GDP rising 4.0% the fourth quarter number, at 1.4%, showed another slowdown in growth.

In November 2002, the Federal Reserve Board (the "Fed") acknowledged that the economy had hit a "soft spot." After holding interest rates steady during the first ten months of 2002, the Fed moved in early November 2002 to lower the federal funds rate one half percentage point to 1.25%, a 41-year low.

PERFORMANCE REVIEW

During the six-month period, the yields available from money market instruments were extremely low. In terms of investment strategies, the Portfolio continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Portfolio's longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell.

[SIDENOTE]
UBS PACE MONEY MARKET INVESTMENTS

INVESTMENT ADVISOR:

UBS Global Asset Management (US) Inc.

PORTFOLIO MANAGER:

Susan P. Ryan

OBJECTIVE:

Current income consistent with preservation of capital and liquidity

INVESTMENT PROCESS:

The Portfolio is a money market mutual fund and seeks to maintain a stable price of $1.00 per share, although it may be possible to lose money by investing in this portfolio. The Portfolio invests in a diversified portfolio of high-quality money market instruments of governmental and private issuers. Security selection is based on the assessment of relative values and changes in market and economic conditions.

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At the same time, our shorter-term securities--typically less than a month in duration--provided liquidity.

With the combination of an uncertain economy, a proliferation of corporate accounting scandals, and high-profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As a result, we were able to avoid the problems that plagued the corporate credit markets.

LOOKING AHEAD

Looking ahead, we are skeptical concerning the strength of an economic recovery. In December 2002, manufacturing activity increased; however, the holiday shopping season was weak and unemployment was high. In early January 2003, President Bush proposed an economic stimulus package with a wide range of tax cuts. However, it was just that--a proposal. In addition, the geopolitical "cloud" hanging over the economy casts a wide shadow and presents an added challenge to economic recovery.

With regard to the Portfolio's investment strategy, credit quality and liquidity will continue to be paramount, and, as a result, we expect to allocate a large portion of the Portfolio to carefully selected Treasuries and Agencies. We also anticipate maintaining the use of a barbell strategy.

As always, we appreciate the opportunity to help you achieve your financial goals. If you have any questions about UBS PACE Money Market Investments, please contact your financial advisor.

Sincerely,


/s/ Brian M. Storms                    /s/ Bruce A. Bursey

Brian M. Storms                        Bruce A. Bursey
PRESIDENT                              EXECUTIVE VICE PRESIDENT
UBS PACE Select Advisors Trust         Investment Consulting Services
PRESIDENT AND CHIEF EXECUTIVE OFFICER  UBS PaineWebber Inc.
UBS Global Asset Management (US) Inc.


This report is intended to assist investors in understanding how the Portfolio performed during the semiannual period ended January 31, 2003. The views expressed are as of January 31, 2003, and are those of the investment advisor. These views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security, market sector, or the markets generally or the Portfolio. The Portfolio is actively managed and its composition will differ over time; any specific securities discussed may or may not be current or future holdings of the Portfolio. We encourage you to consult your financial advisor regarding your personal investment program.

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PERFORMANCE AT A GLANCE

                                                                                        SINCE
                                                                                      INCEPTION+
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 1/31/03      6 MONTHS    1 YEAR  5 YEARS    8/24/95
------------------------------------------------------------------------------------------------
UBS PACE Money Market Investments without
UBS PACE program fee*                                      0.61%      1.40%    4.22%     4.54%
UBS PACE Money Market Investments with
UBS PACE program fee*                                     -0.15      -0.11     2.67      2.99
90-day U.S. T-Bill Index**                                 0.78       1.66     4.23      4.58
Lipper Money Market Funds Median                           0.47       1.06     3.95      4.32

For UBS PACE Money Market Investments, the 7-day current yield for the period ended January 31, 2003 was 0.80%, without the UBS PACE program fee. With the maximum UBS PACE program fee, the 7-day current yield was -0.70%. The Portfolio's yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. Yields will fluctuate and reflect fee waivers.

+ Inception returns for the Index and Lipper Median are as of the nearest month-end of the Fund's inception: August 31, 1995.

* The maximum annual UBS PACE program fee is 1.5% of the value of UBS PACE assets.

** 90-Day U.S. T-Bills are promissory notes issued by the U.S. Treasury and sold through competitive bidding, with a short-term maturity date, in this case, of three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank.

Past performance does not predict future performance and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of less than one year are cumulative.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

AN INVESTMENT IN UBS PACE MONEY MARKET INVESTMENTS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

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PORTFOLIO STATISTICS

CHARACTERISTICS*                                                              1/31/03
-------------------------------------------------------------------------------------
Net Assets (mm)                                                              $  126.6
Number of issuers (excl. Gov'ts)                                                   35
Weighted Average Maturity                                                     61 days

PORTFOLIO COMPOSITION*                                                        1/31/03
-------------------------------------------------------------------------------------
Commercial Paper                                                                 44.4%
U.S. Government and Agency Obligations                                           38.0
Short-Term Corporate Obligations                                                  7.9
Certificates of Deposit                                                           6.7
Money Market Funds                                                                6.2
Liabilities in Excess of Other Assets                                            (3.2)
-------------------------------------------------------------------------------------
TOTAL                                                                           100.0%

TOP 10 HOLDINGS (EXCLUDING U.S. GOVERNMENT AND AGENCY OBLIGATIONS)*           1/31/03
-------------------------------------------------------------------------------------
Pfizer                                                                            3.6%
AIM Liquid Assets Portfolio                                                       3.3
K2 (USA)                                                                          3.2
Dexia Delaware                                                                    3.2
HBOS Treasury Services                                                            3.2
Asset Securitization Cooperative                                                  3.2
Scudder Institutional Fund                                                        2.6
General Electric Capital                                                          2.4
Sun Trust Bank                                                                    2.4
Morgan Stanley                                                                    2.4
-------------------------------------------------------------------------------------
TOTAL                                                                            29.5%

* Weightings represent percentages of net assets as of January 31, 2003. The Portfolio is actively managed and its composition will vary over time.

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UBS PACE MONEY MARKET INVESTMENTS

Statement of Net Assets -- January 31, 2003 (unaudited)

PRINCIPAL
 AMOUNT                                             MATURITY      INTEREST
 (000)                                               DATES          RATES          VALUE
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--38.02%
--------------------------------------------------------------------------------------------
 $ 14,000  U.S. Treasury Bills                      02/06/03 to    1.170 to
                                                    07/03/03       1.595%@      $ 13,976,039
--------------------------------------------------------------------------------------------
    3,000  Federal Farm Credit Bank                 02/03/03       1.250*          2,999,713
--------------------------------------------------------------------------------------------
    4,000  Federal Home Loan Bank                   02/03/03       1.275*          3,999,640
--------------------------------------------------------------------------------------------
    8,000  Federal Home Loan Bank                   08/14/03 to    1.450 to
                                                    02/27/04       2.050           8,000,000
--------------------------------------------------------------------------------------------
    1,000  Federal Home Loan Mortgage Corp.         01/15/04       3.250           1,016,302
--------------------------------------------------------------------------------------------
    7,000  Federal National Mortgage Association    02/03/03       1.250 to
                                                                   1.308*          6,999,617
--------------------------------------------------------------------------------------------
    2,148  Federal National Mortgage Association    02/03/03 to    1.240 to
                                                    08/28/03       2.000           2,147,921
--------------------------------------------------------------------------------------------
    2,000  Federal National Mortgage Association    04/30/03       1.225@          1,994,011
--------------------------------------------------------------------------------------------
    7,000  Student Loan Marketing Association       04/02/03 to    1.400 to
                                                    02/20/04       2.650           7,000,000
--------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$48,133,243)                                                             48,133,243
--------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--6.71%
--------------------------------------------------------------------------------------------
  DOMESTIC--2.37%
--------------------------------------------------------------------------------------------
    3,000  Sun Trust Bank, Inc.                     02/03/03       1.000*          2,999,925
--------------------------------------------------------------------------------------------
  YANKEE--4.34%
--------------------------------------------------------------------------------------------
    1,000  ABN-AMRO Bank N.V.                       10/10/03       1.800           1,000,000
--------------------------------------------------------------------------------------------
    2,000  Barclays Bank PLC                        02/03/03       1.300*          1,999,928
--------------------------------------------------------------------------------------------
    1,500  Royal Bank Scotland PLC                  11/06/03       1.750           1,500,000
--------------------------------------------------------------------------------------------
    1,000  Westdeutcshe Landesbank Girozentrale     05/23/03       2.680             999,910
--------------------------------------------------------------------------------------------
                                                                                   5,499,838
--------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$8,499,763)                                   8,499,763
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--44.42%
--------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--1.97%
--------------------------------------------------------------------------------------------
    2,500  Stellar Funding Group, Inc.              02/05/03       1.300           2,499,639
--------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--16.45%
--------------------------------------------------------------------------------------------
    2,000  Amsterdam Funding Corp.                  03/03/03       1.260           1,997,900
--------------------------------------------------------------------------------------------
    4,000  Asset Securitization Cooperative Corp.   02/20/03       1.280           3,997,298
--------------------------------------------------------------------------------------------
    3,000  Enterprise Funding Corp.                 02/12/03       1.260           2,998,845
--------------------------------------------------------------------------------------------
    2,500  Galaxy Funding, Inc.                     03/27/03       1.300           2,495,125
--------------------------------------------------------------------------------------------
    2,115  Giro Multi-Funding Corp.                 02/14/03       1.300           2,114,007
--------------------------------------------------------------------------------------------

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
PRINCIPAL
  AMOUNT                                            MATURITY     INTEREST
   (000)                                             DATES         RATES           VALUE
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
--------------------------------------------------------------------------------------------
   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
--------------------------------------------------------------------------------------------
 $  2,000  Old Line Funding Corp.                   03/06/03       1.260%       $  1,997,690
--------------------------------------------------------------------------------------------
    2,505  Thunderbay Funding                       02/18/03       1.310           2,503,450
--------------------------------------------------------------------------------------------
    2,721  Triple A One Funding Corp.               02/21/03       1.280           2,719,065
--------------------------------------------------------------------------------------------
                                                                                  20,823,380
--------------------------------------------------------------------------------------------
   BANKING-DOMESTIC--7.06%
--------------------------------------------------------------------------------------------
    2,947  Danske Corp.                             02/26/03 to    1.260 to
                                                    02/27/03       1.300           2,944,320
--------------------------------------------------------------------------------------------
    4,000  Dexia Delaware LLC                       02/10/03       1.270           3,998,730
--------------------------------------------------------------------------------------------
    2,000  Nordea North America, Inc.               02/11/03       1.280           1,999,289
                                                                                   8,942,339
--------------------------------------------------------------------------------------------
   BANKING-FOREIGN--3.16%
--------------------------------------------------------------------------------------------
    4,000  HBOS Treasury Services PLC               02/04/03 to    1.300 to
                                                    02/25/03       1.530           3,998,012
--------------------------------------------------------------------------------------------
   BROKERAGE--3.95%
--------------------------------------------------------------------------------------------
    2,000  Bear Stearns Co., Inc.                   02/03/03       1.350           1,999,850
--------------------------------------------------------------------------------------------
    3,000  Morgan Stanley & Co.                     02/03/03       1.280           2,999,787
--------------------------------------------------------------------------------------------
                                                                                   4,999,637
   ENERGY-INTEGRATED--1.57%
--------------------------------------------------------------------------------------------
    2,000  Shell Finance PLC                        06/16/03       1.280           1,990,400
--------------------------------------------------------------------------------------------
   FINANCE-NONCAPTIVE DIVERSIFIED--2.76%
--------------------------------------------------------------------------------------------
    2,500  CIT Group, Inc.                          03/06/03       1.280           2,497,066
--------------------------------------------------------------------------------------------
    1,000  General Electric Capital Corp.           02/03/03       1.320             999,927
--------------------------------------------------------------------------------------------
                                                                                   3,496,993
--------------------------------------------------------------------------------------------
   PHARMACEUTICALS--5.13%
--------------------------------------------------------------------------------------------
    2,000  GlaxoSmithKline Finance PLC              02/24/03       1.260           1,998,390
--------------------------------------------------------------------------------------------
    4,500  Pfizer, Inc.                             02/19/03       1.310           4,497,053
                                                                                   6,495,443
--------------------------------------------------------------------------------------------
   UTILITIES--2.37%
--------------------------------------------------------------------------------------------
    3,000  RWE AG                                   03/18/03       1.300           2,995,125
--------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$56,240,968)                                        56,240,968
--------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                            MATURITY     INTEREST
  (000)                                              DATES         RATES           VALUE
--------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--7.90%
--------------------------------------------------------------------------------------------
   ASSET BACKED-FINANCE--6.32%
--------------------------------------------------------------------------------------------
 $  2,000  CC (USA), Inc.                           02/03/03       1.330%*      $  2,000,000
--------------------------------------------------------------------------------------------
    2,000  Dorada Finance, Inc.                     02/03/03       1.325*          1,999,939
--------------------------------------------------------------------------------------------
    4,000  K2 (USA) LLC                             02/03/03 to    1.330 to
                                                    02/06/03       1.359*          4,000,000
--------------------------------------------------------------------------------------------
                                                                                   7,999,939
--------------------------------------------------------------------------------------------
   FINANCE-NONCAPTIVE DIVERSIFIED--1.58%
--------------------------------------------------------------------------------------------
    2,000  General Electric Capital Corp.           02/03/03       1.409*          2,000,000
Total Short-Term Corporate Obligations
  (cost--$9,999,939)                                                               9,999,939
--------------------------------------------------------------------------------------------

 NUMBER OF
  SHARES
   (000)
--------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--6.17%
--------------------------------------------------------------------------------------------
    4,236  AIM Liquid Assets Portfolio              02/03/03       1.310           4,235,643
--------------------------------------------------------------------------------------------
       57  AIM Prime Portfolio                      02/03/03       1.200              56,799
--------------------------------------------------------------------------------------------
      228  BlackRock Provident Institutional
            TempFund                                02/03/03       1.239             228,258
--------------------------------------------------------------------------------------------
       34  Dreyfus Cash Management Fund             02/03/03       1.230              33,728
--------------------------------------------------------------------------------------------
    3,255  Scudder Institutional Fund, Inc.         02/03/03       1.290           3,255,018
--------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$7,809,446)                                        7,809,446
--------------------------------------------------------------------------------------------
Total Investments (cost--$130,683,359)--103.22%                                  130,683,359
--------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(3.22)%                                    (4,082,803)
--------------------------------------------------------------------------------------------
Net Assets (applicable to 126,600,776 shares
 of beneficial interest outstanding equivalent
 to $1.00 per share)--100.00%                                                  $ 126,600,556
--------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of January 31, 2003, and reset periodically.
@  Interest rates shown are discount rates at date of purchase.
+  Interest rates shown reflect yield at January 31, 2003.

                      Weighted average maturity -- 61 days

                 See accompanying notes to financial statements

Statement of Operations

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                            JANUARY 31, 2003
                                                              (UNAUDITED)
----------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                      $  1,075,831
----------------------------------------------------------------------------
EXPENSES:
Investment management and administration fees                      217,310
----------------------------------------------------------------------------
Transfer agency and related services fees                          309,408
----------------------------------------------------------------------------
Reports and notices to shareholders                                 91,154
----------------------------------------------------------------------------
Professional fees                                                   35,123
----------------------------------------------------------------------------
State registration fees                                             31,959
----------------------------------------------------------------------------
Insurance expense                                                   25,494
----------------------------------------------------------------------------
Custody and accounting                                               6,209
----------------------------------------------------------------------------
Trustees' fees                                                       1,831
----------------------------------------------------------------------------
Other expenses                                                      44,179
----------------------------------------------------------------------------
                                                                   762,667
----------------------------------------------------------------------------
Less: Fee waivers and reimbursements from investment
  manager and administrator                                       (430,958)
----------------------------------------------------------------------------
Net expenses                                                       331,709
----------------------------------------------------------------------------
Net investment income                                         $    744,122
----------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                          FOR THE SIX
                                                           MONTHS ENDED      FOR THE
                                                        JANUARY 31, 2003    YEAR ENDED
                                                           (UNAUDITED)     JULY 31, 2002
----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                     $     744,122    $   1,871,019
----------------------------------------------------------------------------------------
Net realized gains from investment transactions                      --                1
----------------------------------------------------------------------------------------
Net increase in net assets  resulting from operations           744,122        1,871,020
----------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                          (744,122)      (1,871,019)
----------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets from beneficial
  interest transactions                                      14,599,120       35,344,060
----------------------------------------------------------------------------------------
Net increase in net assets                                   14,599,120       35,344,061
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                         112,001,436       76,657,375
----------------------------------------------------------------------------------------
End of period                                             $ 126,600,556    $ 112,001,436
----------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS PACE MONEY MARKET INVESTMENTS

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PACE Money Market Investments (the "Portfolio") is a diversified portfolio of UBS PACE Select Advisors Trust (the "Trust"), which was organized as a Delaware statutory trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

The Trust currently offers twelve portfolios available for investment, each having its own investment objectives and policies. Shares of the Portfolio currently are available only to participants in the UBS PACE(SM) Select Advisors Program and the UBS PACE(SM) Multi Advisor Program.

The Trust accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Portfolio's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME-- Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition of the collateral. The Portfolio occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM), the investment manager and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT MANAGER AND ADMINISTRATOR

The Trust has entered into an Investment Management and Administration Contract ("Management Contract") with UBS Global AM. In accordance with the Management Contract, the Portfolio pays UBS Global AM an investment management and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets. At January 31, 2003, the Portfolio did not owe UBS Global AM for investment management and administration fees.

For the period August 1, 2002 to November 30, 2002, UBS Global AM had contractually undertaken to waive a portion of the Portfolio's investment advisory and administration fees and reimburse a portion of the Portfolio's other expenses to maintain the total annual operating expenses at a level not exceeding 0.50%. Effective December 1, 2002, UBS Global AM has contractually undertaken to waive a portion of the Portfolio's investment advisory and administration fees and reimburse a portion of the Portfolio's other expenses, when necessary, to maintain the total annual operating expenses at a level not exceeding 0.60%. For the six months ended January 31, 2003, UBS Global AM agreed to waive $217,310 of its investment management and administration fees and reimburse the Portfolio $213,648 for certain operating expenses. At January 31, 2003, UBS Global AM owed the Portfolio $9,767 for fee waivers and reimbursements.

OTHER LIABILITIES

At January 31, 2003, dividends payable, payable for shares of beneficial interest repurchased, payable for investments purchased, and accrued expenses were $45,287, $653,940, $3,999,925, and $149,728, respectively.

MONEY MARKET FUND INSURANCE BONDS

At January 31, 2003, the Portfolio had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Portfolio. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Portfolio for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Portfolio would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the six months ended January 31, 2003, the Portfolio did not use these insurance bonds.

FEDERAL TAX STATUS

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

The components of accumulated earnings on a tax basis will be calculated at the Portfolio's fiscal year ending July 31, 2003.

The tax character of distributions paid to shareholders by the Portfolio for the current fiscal year will be calculated at the Portfolio's fiscal year ending July 31, 2003. The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2002 was ordinary income.

At July 31, 2002, the Portfolio had a net capital loss carryforward of $220. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains, and will expire by July 31, 2007. To the extent that such losses are used to offset future realized capital gains, it is probable that the realized capital gains so offset will not be distributed.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 FOR THE SIX          FOR THE
                                                 MONTHS ENDED        YEAR ENDED
                                               JANUARY 31, 2003    JULY 31, 2002
--------------------------------------------------------------------------------
Shares sold                                       86,910,836         144,373,991
--------------------------------------------------------------------------------
Shares repurchased                               (73,064,340)       (110,892,711)
--------------------------------------------------------------------------------
Dividends reinvested                                 752,624           1,862,780
--------------------------------------------------------------------------------
Net increase in shares outstanding                14,599,120          35,344,060
--------------------------------------------------------------------------------

UBS PACE MONEY MARKET INVESTMENTS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEARS ENDED JULY 31,
                           JANUARY 31, 2003  --------------------------------------------------------------
                             (UNAUDITED)       2002          2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $    1.00      $    1.00     $    1.00    $    1.00    $    1.00    $    1.00
-----------------------------------------------------------------------------------------------------------
Net investment income              0.01           0.02          0.05         0.05         0.05         0.05
-----------------------------------------------------------------------------------------------------------
Dividends from net
  investment income               (0.01)         (0.02)        (0.05)       (0.05)       (0.05)       (0.05)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD               $    1.00      $    1.00     $    1.00    $    1.00    $    1.00    $    1.00
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)         0.61%          2.10%         5.44%        5.53%        4.85%        5.32%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's)              $ 126,601      $ 112,001     $  76,657    $  65,521    $  47,174    $  25,493
-----------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements                   0.53%*         0.50%         0.50%        0.50%        0.50%        0.50%
-----------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements                   1.23%*         1.43%         1.00%        0.95%        1.07%        1.20%
-----------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements           1.20%*         2.03%         5.26%        5.46%        4.70%        5.20%
-----------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  before fee waivers and
  expense reimbursements           0.50%*         1.10%         4.76%        5.01%        4.13%        4.50%
-----------------------------------------------------------------------------------------------------------

*  Annualized

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if this fee was included. Total investment return for period less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

George W. Gowen

William W. Hewitt, Jr.

Morton L. Janklow

Frederic V. Malek

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT MANAGER,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2003 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

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